Debt - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
		Aug. 31, 2022	Dec. 31, 2022	Jul. 31, 2022
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount			$ 1,500,000,000
Final Maturity	[1]		Nov. 30, 2028
Debt instrument, conversion date			Nov. 30, 2024
Debt instrument daily SOFR plus spread of payable monthly in arrears			1.60%
TL Revolving Credit Facility
Debt Instrument [Line Items]
Final Maturity			Aug. 31, 2027
TL Revolving Credit Facility | TL
Debt Instrument [Line Items]
Aggregate maximum commitment amount		$ 1,900,000,000	$ 1,900,000,000	$ 1,500,000,000
Final Maturity		Aug. 31, 2027
Debt instrument daily SOFR plus spread of payable monthly in arrears		1.475%
Interest payment terms			The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through August 2027 when all borrowings are due in full.
TL Revolving Credit Facility | TL | Letter of Credit
Debt Instrument [Line Items]
Aggregate maximum commitment amount on letters of credit facility			$ 25,000,000
TL 2019 Term Loan
Debt Instrument [Line Items]
Aggregate maximum commitment amount			$ 160,000,000
Final Maturity			Dec. 31, 2026
TL 2021-1 Term loan
Debt Instrument [Line Items]
Aggregate maximum commitment amount			$ 70,270,000
Final Maturity			Feb. 29, 2028
TL 2021-2 Term Loan
Debt Instrument [Line Items]
Aggregate maximum commitment amount			$ 209,000,000
Final Maturity			Oct. 31, 2028
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Final Maturity			Aug. 31, 2045
TMCL VII 2020-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			$ 380,800,000
TMCL VII 2020-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			$ 69,200,000
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Final Maturity			Sep. 30, 2045
TMCL VII 2020-2 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			$ 531,600,000
TMCL VII 2020-2 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			$ 76,200,000
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Final Maturity			Sep. 30, 2045
TMCL VII 2020-3 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			$ 213,000,000
TMCL VII 2020-3 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			$ 8,000,000
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
Final Maturity			Feb. 28, 2046
TMCL VII 2021-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			$ 523,500,000
TMCL VII 2021-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			$ 26,500,000
TMCL VII 2021-2 Bonds
Debt Instrument [Line Items]
Final Maturity			Apr. 30, 2046
TMCL VII 2021-2 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			$ 605,200,000
TMCL VII 2021-2 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			$ 46,000,000
TMCL VII 2021-3 Bonds
Debt Instrument [Line Items]
Final Maturity			Aug. 31, 2046
TMCL VII 2021-3 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			$ 548,800,000
TMCL VII 2021-3 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued			$ 51,200,000

[1]	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.